United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
Institutional	FGLEX

Federated Emerging Markets Equity Fund
(formerly, Federated Global Equity Fund)

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
South Korea	20.0%
Brazil	10.8%
China	9.7%
Taiwan	7.1%
India	6.8%
Indonesia	6.5%
Austria	6.2%
Poland	6.1%
Hong Kong	4.0%
Colombia	3.5%
Turkey	3.3%
Other[2]	15.2%
Other Security Types[3]	0.2%
Cash Equivalents[4]	0.4%
Derivative Contracts[5]	0.1%
Other Assets and Liabilities—Net[6]	0.1%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classification constitute 84.0% of the Fund's total net assets. Remaining countries have been aggregated under the designation “Other.”
3	Other Security Types consist of a U.S. Treasury Security.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2014, the Fund's sector classification composition7 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	29.1%
Information Technology	21.9%
Consumer Discretionary	14.1%
Materials	8.5%
Industrials	6.8%
Consumer Staples	5.5%
Utilities	5.3%
Energy	4.4%
Telecommunication Services	3.6%
Other Security Types[3]	0.2%
Cash Equivalents[4]	0.4%
Derivative Contracts[5]	0.1%
Other Assets and Liabilities—Net[6]	0.1%
TOTAL	100.0%
7	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.2%
		Austria—5.0%
4,500		Erste Group Bank AG	$156,568
1,400		OMV AG	57,984
823		Raiffeisen Bank International AG	27,611
4,600		UNIQA Versicherungen AG	62,124
1,900		Va Stahl AG	87,996
600		Vienna Insurance Group	32,429
5,500		Wienerberger Baustoffindustrie AG	98,821
		TOTAL	523,533
		Brazil—10.8%
29,400		Ambev SA, ADR	206,976
10,900		BB Seguridade Participacoes SA	138,665
8,700		CIELO S.A.	155,453
14,200		Itau Unibanco Holding SA, ADR	220,100
5,000		Kroton Educacional SA	126,925
13,300		Souza Cruz SA	136,247
11,800		Vale SA, ADR	135,464
		TOTAL	1,119,830
		China—9.7%
1,000	[1]	Baidu.com, Inc., ADR	166,000
290,000		China Construction Bank	212,559
40,000		China Overseas Land & Investment	104,457
32,000		Great Wall Motor Company Ltd.	131,576
60,000		Huaneng Power International, Inc.	63,272
700		NetEase.com, Inc., ADR	49,812
15,000		Tencent Holdings Ltd.	211,317
48,000		Want Want China Holdings Ltd.	66,537
		TOTAL	1,005,530
		Colombia—3.5%
2,200		Bancolombia S.A., ADR	122,606
3,400		Ecopetrol SA, ADR	124,134
5,000		Grupo Argos SA	56,637
2,850		Grupo de Inversiones Suramericana	57,509
		TOTAL	360,886
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Czech Republic—1.4%
1,200		CEZ A.S.	$35,123
500		Komercni Banka A.S.	115,291
		TOTAL	150,414
		Denmark—1.3%
50		Dampskibsselskabet Svendborg AS, Class B	130,675
		Germany—2.0%
1,100		Daimler AG	104,538
760		Siemens AG	100,960
		TOTAL	205,498
		Greece—1.0%
50,000	[1]	Alpha Bank AE	47,199
1,600		Greek Organization of Football Prognostics	27,218
2,000	[1]	Hellenic Telecommunication Organization SA	28,692
		TOTAL	103,109
		Hong Kong—4.0%
16,000		AIA Group Ltd.	80,235
8,000		Cheung Kong Infrastructure Holdings Ltd.	55,003
6,000		Galaxy Entertainment Group Ltd.	48,164
30,000		Hang Lung Properties Ltd.	95,403
6,000		Hutchison Whampoa Ltd.	80,443
6,400		Sands China Ltd.	46,838
		TOTAL	406,086
		Hungary—0.4%
1,900		OTP Bank RT	41,573
		India—6.8%
2,600		Axis Bank Ltd., GDR	81,550
1,400		Gail India Ltd., GDR	52,743
3,300		ICICI Bank Ltd., ADR	163,911
2,000		Infosys Technologies Ltd., ADR	102,860
3,850		Larsen & Toubro Ltd., GDR	100,635
3,200		Tata Motors Ltd., ADR	119,168
11,100		Tata Steel Ltd., GDR	87,678
		TOTAL	708,545
		Indonesia—6.5%
46,300		Indocement Tunggal Prakarsa	89,899
200,000		PT Astra International Tbk	121,320
80,800		PT Bank Mandiri	70,566
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Indonesia—continued
170,000		PT Bank Rakyat Indonesia	$148,645
255,000		PT Surya Citra Media Tbk	69,407
360,000		PT Telekomunikasi Indonesia	79,144
39,500		PT Unilever Indonesia Tbk	98,608
		TOTAL	677,589
		Italy—0.4%
5,200		Unicredito Italiano SpA	45,372
		Norway—2.7%
3,600		Statoil ASA	110,179
3,000		Telenor ASA	71,275
2,200		Yara International ASA	100,472
		TOTAL	281,926
		Poland—6.1%
4,000		Eurocash SA	57,454
800		M Bank SA	130,795
9,200		Polska Grupa Energetyczna SA	63,674
28,500		Polskie Gornictwo Naftowe I Gazownictwo SA	43,860
12,800		Powszechna Kasa Oszczednosci	171,808
450		Powszechny Zaklad Ubezpieczen SA	66,407
57,000		Tauron Polska Energia, S.A.	100,377
		TOTAL	634,375
		Russia—2.8%
2,900	[1]	Mail.RU Group Ltd., GDR	98,631
2,800		QIWI PLC, ADR	118,300
2,300	[1]	Yandex NV	71,622
		TOTAL	288,553
		South Africa—2.0%
13,600		FirstRand Ltd.	51,189
3,300		Mr. Price Group Ltd.	53,221
2,500		MTN Group Ltd.	52,704
900		Sasol Ltd., ADR	50,661
		TOTAL	207,775
		South Korea—20.0%
2,670	[1]	Cheil Communications, Inc.	61,720
3,000		Doosan Heavy Industries and Construction Co. Ltd.	98,943
3,100	[1]	Hynix Semiconductor, Inc.	134,460
1,085		Hyundai Motor Co.	239,206
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
3,623		Kia Motors Corp.	$209,249
551	[1]	KJB Financial Group Co. Ltd.	6,154
842	[1]	KNB Financial Group Co. Ltd.	11,467
3,900		Korea Electric Power Corp.	149,835
1,150	[1]	LG Innotek Co., Ltd.	143,960
140		NHN Corp.	104,094
1,300		POSCO, ADR	92,027
360		Samsung Electronics Co.	509,861
1,800		Shinhan Financial Group Co. Ltd., ADR	78,966
400		SK Innovation Co. Ltd.	41,828
4,600		SK Telecom Co. Ltd., ADR	109,618
7,258	[1]	Woori Finance Holdings Co. Ltd.	85,535
		TOTAL	2,076,923
		Taiwan—7.1%
75,000		Asia Cement Corp.	97,778
12,900		Au Optronics Corp., ADR	48,246
114,000	[1]	Evergreen Marine	65,254
49,000		Fubon Group Co. Ltd.	70,596
30,000		Hon Hai Precision Industry Co. Ltd.	92,169
46,000		Nan Ya Plastic	103,512
66,000		Taiwan Semiconductor Manufacturing Co.	264,504
		TOTAL	742,059
		Thailand—1.4%
4,000		Advanced Info Service Public Co. Ltd, GDR	27,910
5,300		Kasikornbank Public Co. Ltd, GDR	30,278
2,700		PTT Public Co. Ltd., GDR	24,196
2,700		Siam Cement Co. Ltd., GDR	34,398
6,000		Siam Commercial Bank PLC, GDR	29,085
		TOTAL	145,867
		Turkey—3.3%
7,500		Aygaz AS	33,000
28,600		Emlak Konut Gayrimenkul Yatirim	36,538
11,363		Enka Insaat ve Sanayi A.S.	31,579
9,300		Tofas Turk Otomobil Fabrikasi	57,631
13,100		Turkiye Halk Bankasi AS	101,782
13,000		Turkiye Is Bankasi (Isbank), Class C	37,026
40,000	[1]	Vestel Elektronik Sanayi Ve Ticaret AS	49,005
		TOTAL	346,561
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—1.0%
9,600		HSBC Holdings PLC	$101,109
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,656,632)	10,303,788
		U.S. TREASURY—0.2%
16,000	[2]	United States Treasury Bill, 0.02%, 7/31/2014 (IDENTIFIED COST $15,999)	15,999
		INVESTMENT COMPANY—0.4%
39,432	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	39,432
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $9,712,063)[5]	10,359,219
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	24,847
		TOTAL NET ASSETS—100%	$10,384,066
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/13/2014	203,000 GBP	$338,714	$1,521
6/13/2014	69,550,000 JPY	$679,631	$3,627
7/11/2014	6,500,000 MXN	$493,914	$9,992
8/15/2014	14,400,000 RUB	$405,177	$46
Contracts Sold:
6/13/2014	69,550,000 JPY	$ 673,510	$(9,748)
6/13/2014	203,000 GBP	$ 341,798	$1,531
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$6,969
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	7-day net yield.
4	Affiliated holding.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,980,471	$—	$—	$8,323,317
International	—	8,323,317[1]	—	1,980,471
Debt Securities:
U.S. Treasury	—	15,999	—	15,999
Investment Company	39,432	—	—	39,432
TOTAL SECURITIES	$2,019,903	$8,339,316	$—	$10,359,219
OTHER FINANCIAL INSTRUMENTS*	$—	$6,969	$—	$6,969
1	Includes $2,574,191 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
MXN	—Mexican Peso
RUB	—Russian Ruble
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,		Period Ended 11/30/2011[1]
		2013	2012
Net Asset Value, Beginning of Period	$13.30	$11.05	$9.67	$10.00
Income From Investment Operations:
Net investment income	0.10	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.24	2.24	1.27	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	0.34	2.39	1.41	(0.31)
Less Distributions:
Distributions from net investment income	(0.13)	(0.13)	(0.03)	(0.02)
Distributions from net realized gain on investments	(0.47)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.60)	(0.14)	(0.03)	(0.02)
Net Asset Value, End of Period	$13.04	$13.30	$11.05	$9.67
Total Return[2]	2.72%	21.81%	14.69%	(3.09)%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.15%	1.15%	1.15%[3]
Net investment income	1.44%[3]	1.22%	1.31%	1.14%[3]
Expense waiver/reimbursement[4]	1.69%[3]	1.63%	2.99%	3.13%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,384	$13,638	$11,155	$9,695
Portfolio turnover	67%	48%	51%	49%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities, at value including $39,432 of investment in an affiliated holding (Note 5) (identified cost $9,712,063)		$10,359,219
Cash		29,097
Income receivable		47,124
Unrealized appreciation on foreign exchange contracts		16,717
TOTAL ASSETS		10,452,157
Liabilities:
Unrealized depreciation on foreign exchange contracts	$9,748
Payable for portfolio accounting fees	46,575
Payable for custodian fees	6,200
Payable to adviser (Note 5)	2,000
Accrued expenses (Note 5)	3,568
TOTAL LIABILITIES		68,091
Net assets for 796,330 shares outstanding		$10,384,066
Net Assets Consists of:
Paid-in capital		$7,399,152
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		654,534
Accumulated net realized gain on investments, future contracts and foreign currency transactions		2,268,653
Undistributed net investment income		61,727
TOTAL NET ASSETS		$10,384,066
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,384,066 ÷ 796,330 shares outstanding, no par value, unlimited shares authorized		$13.04
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $138 received from an affiliated holding (Note 5) and net of foreign tax withheld of $13,535)			$155,140
Expenses:
Investment adviser fee (Note 5)		$53,779
Administrative fee (Note 5)		4,667
Custodian fees		5,882
Transfer agent fees		1,453
Directors'/Trustees' fees (Note 5)		298
Auditing fees		12,882
Legal fees		4,456
Portfolio accounting fees		61,127
Share registration costs		13,674
Printing and postage		6,515
Miscellaneous (Note 5)		5,136
TOTAL EXPENSES		169,869
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(53,779)
Reimbursement of other operating expenses	(47,079)
TOTAL WAIVER AND REIMBURSEMENTS		(100,858)
Net expenses			69,011
Net investment income			86,129
Realized and Unrealized Gain (Loss) on Investments, Future Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,288,272
Net realized gain on futures contracts			11,082
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,139,778)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			159,576
Change in net assets resulting from operations			$245,705
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,129	$149,729
Net realized gain on investments, future contracts and foreign currency transactions	2,299,354	480,275
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,139,778)	1,810,541
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	245,705	2,440,545
Distributions to Shareholders:
Distributions from net investment income	(136,382)	(129,207)
Distributions from net realized gain on investments	(485,138)	(6,687)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(621,520)	(135,894)
Share Transactions:
Proceeds from sale of shares	—	48,589
Net asset value of shares issued to shareholders in payment of distributions declared	621,487	135,834
Cost of shares redeemed	(3,500,000)	(6,134)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,878,513)	178,289
Change in net assets	(3,254,328)	2,482,940
Net Assets:
Beginning of period	13,638,394	11,155,454
End of period (including undistributed net investment income of $61,727 and $111,980, respectively)	$10,384,066	$13,638,394
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Emerging Market Equity Fund (formerly, Federated Global Equity Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2011 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At May 31, 2014, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the fiscal period was $54,566. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
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Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $10,348 and $15,688, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$16,717	Unrealized depreciation on foreign exchange contracts	$9,748
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Currency Contracts	Future Contracts	Total
Foreign exchange contracts	$9,564	$—	$9,564
Equity contracts	—	11,082	11,082
TOTAL	$9,564	$11,082	$20,646

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(23,732)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014	Year Ended 11/30/2013
Institutional Shares:	Shares	Shares
Shares sold	—	3,991
Shares issued to shareholders in payment of distributions declared	48,897	12,150
Shares redeemed	(277,998)	(484)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(229,101)	15,657
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $9,712,063. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; and (b) outstanding foreign currency commitments was $647,156. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $852,157 and net unrealized depreciation from investments for those securities having an excess of cost over value of $205,001.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and /or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2014, the Adviser voluntarily waived $53,529 of its fee and voluntarily reimbursed $47,079 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $250. Transactions involving the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	89,993
Purchases/Additions	3,881,293
Sales/Reductions	(3,931,854)
Balance of Shares Held 5/31/2014	39,432
Value	$39,432
Dividend Income	$138
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$8,003,477
Sales	$11,342,514
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,026.40	$5.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.20	$5.79
1	Expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2014
Federated Emerging Markets Equity Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for both the one-year and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
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of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Emerging Markets Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172180
Q450777 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R	ICFKX
Institutional	ICFIX
R6	ICRSX

Federated InterContinental Fund
Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	27.5%
Germany	23.2%
Norway	11.5%
South Korea	9.1%
Denmark	6.9%
United Kingdom	5.7%
Austria	5.6%
Poland	5.5%
Italy	1.5%
France	1.2%
Sweden	0.6%
Switzerland	0.6%
U.S. Treasury Securities	0.7%
Securities Lending Collateral[2]	3.3%
Cash Equivalents[3,4]	0.0%
Derivative Contracts[5]	(0.1)%
Other Assets and Liabilities—Net[6]	(2.8)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2014, the Fund's sector classification composition7 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	22.9%
Financials	20.2%
Industrials	18.2%
Energy	10.3%
Health Care	8.7%
Information Technology	8.2%
Materials	7.2%
Consumer Staples	1.8%
Utilities	1.4%
U.S. Treasury Securities	0.7%
Securities Lending Collateral[2]	3.3%
Cash Equivalents[3,4]	0.0%
Derivative Contracts[5]	(0.1)%
Other Assets and Liabilities—Net[6]	(2.8)%
TOTAL	100.0%
7	Except for U.S. Treasury Securities, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—98.9%
		Austria—5.6%
180,500		Erste Group Bank AG	$6,280,125
95,000		OMV AG	3,934,596
14,500		Komercni Banka AS	3,343,424
22,240		Raiffeisen Bank International AG	746,141
240,000		UNIQA Versicherungen AG	3,241,269
83,936		Va Stahl AG	3,887,368
92,000		Vienna Insurance Group	4,972,364
		TOTAL	26,405,287
		Denmark—6.9%
2,020		A.P. Moller - Maersk A/S, Class B	5,279,287
201,000		Danske Bank A/S	5,665,831
186,000		DSV, De Sammensluttede Vognmad AS	6,204,977
82,929	[1]	Jyske Bank A/S	4,595,319
14,229		NKT Holding A/S	978,398
176,900		Novo Nordisk A/S, ADR	7,479,332
84,500	[1]	Sydbank AS	2,257,649
		TOTAL	32,460,793
		France—1.2%
50,700		Sanofi	5,432,262
		Germany—23.2%
56,500		Allianz SE	9,582,050
37,600		Bayer AG	5,437,649
89,200		Bayerische Motoren Werke AG	11,199,555
24,882		Continental AG	5,885,429
181,200		Daimler AG	17,220,291
250,500		Deutsche Post AG	9,293,862
100,953	[1]	Dialog Semiconductor PLC	3,124,650
77,000		Gerresheimer AG	5,184,555
72,600		HeidelbergerCement AG	6,250,968
9,300	[2]	Hugo Boss AG	1,322,202
17,000	[1]	MorphoSys AG	1,539,619
102,000		ProSieben Sat.1 Media AG	4,640,579
143,000		Rheinmetall AG	9,803,885
106,100		Siemens AG	14,094,460
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
87,500		Symrise AG	$4,745,816
		TOTAL	109,325,570
		Italy—1.5%
40,000		Azimut Holding SpA	1,096,140
115,000	[1]	Fiat SpA	1,203,146
21,000		Luxottica Group SpA	1,200,502
275,000		Unicredito Italiano SpA	2,399,463
37,000	[1]	Yoox SpA	1,187,062
		TOTAL	7,086,313
		Japan—27.5%
247,100		Aisin Seiki Co.	9,023,140
715,000		Asahi Kasei Corp.	5,364,047
88,000		Chugai Pharmaceutical Co. Ltd.	2,365,404
67,000		Disco Corp.	4,315,121
210,000		Fuji Heavy Industries Ltd.	5,597,896
518,000		Hitachi Ltd.	3,503,843
187,000		Honda Motor Co. Ltd.	6,565,309
247,600		Japan Tobacco, Inc.	8,406,562
698,000		Kaneka Corp.	4,373,452
799,000		Kubota Corp.	10,972,598
70,000		LIXIL Group Corp.	1,822,391
310,000		Mitsui & Co.	4,715,949
106,700		Murata Manufacturing Co. Ltd.	9,089,320
627,000		Nippon Express Co. Ltd.	3,087,497
466,000		Nomura Holdings, Inc.	3,081,284
49,300		NTT Data Corp.	1,803,151
389,000		Orix Corp.	6,208,756
569,000		Sekisui House Ltd.	7,520,171
295,000		Shionogi and Co.	5,937,020
79,100		Tokio Marine Holdings, Inc.	2,511,553
480,000		Tokyu Corp.	3,285,780
900,592		Toto Ltd.	11,448,196
198,300		United Arrows Ltd.	8,255,042
		TOTAL	129,253,482
		Norway—11.5%
562,777		DNB Bank ASA	10,579,218
146,064	[2]	Fred Olsen Energy ASA	3,999,393
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
30,000		Royal Caribbean Cruises Ltd.	$1,658,700
196,600		Seadrill Ltd.	7,416,299
512,443		Statoil ASA	15,683,504
161,090		Subsea 7 SA	3,224,587
143,958	[2]	TGS Nopec Geophysical Co. ASA	4,693,672
153,242		Yara International ASA	6,998,421
		TOTAL	54,253,794
		Poland—5.5%
28,512	[2]	MBank SA	4,661,523
2,650,000		Polskie Gornictwo Naftowe I Gazownictwo SA	4,078,258
655,000		Powszechna Kasa Oszczednosci	8,791,752
36,300		Powszechny Zaklad Ubezpieczen SA	5,356,807
1,600,000		Tauron Polska Energia, SA	2,817,590
		TOTAL	25,705,930
		South Korea—9.1%
40,500		Coway Co. Ltd.	3,410,307
48,900		Hyundai Motor Co.	10,780,785
140,500		Kia Motors Corp.	8,114,676
92,100		Korea Electric Power Corp.	3,538,410
10,600		Samsung Electronics Co.	15,012,583
20,000		SK Innovation Co. Ltd.	2,091,415
		TOTAL	42,948,176
		Sweden—0.6%
220,000	[1]	Swedish Orphan Biovitrum AB	2,807,305
		Switzerland—0.6%
10,000		Roche Holding AG	2,950,370
		United Kingdom—5.7%
245,000		Ashtead Group PLC	3,620,564
756,152		Barclays PLC	3,132,894
422,900		BP PLC	3,561,725
400,000		Kingfisher PLC	2,642,240
132,600		Prudential PLC	3,081,446
45,000		Rio Tinto PLC	2,312,515
82,292		Schroders PLC	3,570,636
200,000		Serco Group PLC	1,245,373
35,000		Shire Ltd.	2,016,623
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
143,000		Telecity Group PLC	$1,705,751
		TOTAL	26,889,767
		TOTAL COMMON STOCKS (IDENTIFIED COST $365,766,678)	465,519,049
		U.S. TREASURIES—0.7%
$300,000	[3,4]	United States Treasury Bill, 0.04%, 7/3/2014	299,992
750,000	[3,4]	United States Treasury Bill, 0.02%, 7/31/2014	749,960
2,185,000	[3,4]	United States Treasury Bill, 0.03%, 8/7/2014	2,184,879
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,234,872)	3,234,831
		INVESTMENT COMPANY—3.3%
15,590,581	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (including $15,462,754 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	15,590,581
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $384,592,131)[7]	484,344,461
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[8]	(13,706,395)
		TOTAL NET ASSETS—100%	$470,638,066
At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P/TSX 60 Index, Long Futures	77	$11,866,365	June 2014	$104,583
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/13/2014	17,200,000 GBP	$28,698,888	$128,910
Contracts Sold:
6/02/2014	322,373 EUR	$439,685	$240
6/02/2014	2,690,326 NOK	$449,930	$(116)
6/13/2014	6,271,300,000 JPY	$60,730,160	$(878,978)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(749,944)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
5	Affiliated holding.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,658,700	$—	$—	$1,658,700
International	7,479,332	456,381,017[1]	—	463,860,349
Debt Securities:
U.S. Treasuries	—	3,234,831	—	3,234,831
Investment Company	15,590,581	—	—	15,590,581
TOTAL SECURITIES	$24,728,613	$459,615,848	$—	$484,344,461
OTHER FINANCIAL INSTRUMENTS[2]	$104,707	$(750,068)	$—	$(645,361)
1	Includes $389,239,039 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$55.05	$48.01	$42.91	$45.68	$43.37	$31.59
Income From Investment Operations:
Net investment income[1]	0.39	0.56	0.68	0.60	0.33	0.41
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.28)	7.02	4.89	(3.09)	2.94	13.22
TOTAL FROM INVESTMENT OPERATIONS	0.11	7.58	5.57	(2.49)	3.27	13.63
Less Distributions:
Distributions from net investment income	(0.65)	(0.54)	(0.47)	(0.28)	(0.97)	(1.87)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	0.02[4]
Net Asset Value, End of Period	$54.51	$55.05	$48.01	$42.91	$45.68	$43.37
Total Return[5]	0.21%	15.91%	13.20%	(5.54)%	7.69%[3]	45.34%[4]
Ratios to Average Net Assets:
Net expenses	1.29%[6]	1.40%	1.48%	1.48%[7]	1.48%[7]	1.50%
Net investment income	1.42%[6]	1.11%	1.52%	1.21%	0.78%	1.17%
Expense waiver/reimbursement[8]	0.21%[6]	0.11%	0.07%	0.07%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,953	$296,381	$262,870	$290,181	$503,104	$467,912
Portfolio turnover	16%	58%	54%	53%	71%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48% and 1.48% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$54.75	$47.72	$42.59	$45.45	$43.19	$31.32
Income From Investment Operations:
Net investment income[1]	0.27	0.18	0.31	0.15	0.00[2]	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency transactions	(0.37)	6.95	4.93	(3.01)	2.91	13.14
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	7.13	5.24	(2.86)	2.91	13.31
Less Distributions:
Distributions from net investment income	(0.18)	(0.10)	(0.11)	—	(0.66)	(1.46)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	0.02[4]
Net Asset Value, End of Period	$54.47	$54.75	$47.72	$42.59	$45.45	$43.19
Total Return[5]	(0.19)%	14.97%	12.34%	(6.29)%	6.84%[3]	44.21%[4]
Ratios to Average Net Assets:
Net expenses	2.08%[6]	2.20%	2.27%	2.27%[7]	2.27%[7]	2.29%
Net investment income	1.02%[6]	0.35%	0.69%	0.30%	0.00%[8]	0.49%
Expense waiver/reimbursement[9]	0.31%[6]	0.23%	0.23%	0.17%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,380	$9,482	$10,583	$12,734	$17,381	$20,886
Portfolio turnover	16%	58%	54%	53%	71%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
8	Represents less than 0.01%.
9	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$54.58	$47.61	$42.49	$45.34	$43.09	$31.31
Income From Investment Operations:
Net investment income[1]	0.27	0.17	0.30	0.14	(0.00)[2]	0.18
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.37)	6.95	4.93	(2.99)	2.90	13.10
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	7.12	5.23	(2.85)	2.90	13.28
Less Distributions:
Distributions from net investment income	(0.23)	(0.15)	(0.11)	—	(0.66)	(1.52)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	0.02[4]
Net Asset Value, End of Period	$54.25	$54.58	$47.61	$42.49	$45.34	$43.09
Total Return[5]	(0.18)%	14.98%	12.34%	(6.29)%	6.84%[3]	44.20%[4]
Ratios to Average Net Assets:
Net expenses	2.07%[6]	2.19%	2.27%	2.27%[7]	2.27%[7]	2.27%
Net investment income	1.03%[6]	0.33%	0.67%	0.29%	(0.01)%	0.51%
Expense waiver/reimbursement[8]	0.20%[6]	0.11%	0.06%	0.08%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,555	$44,764	$43,430	$47,097	$64,512	$69,582
Portfolio turnover	16%	58%	54%	53%	71%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio if calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$54.03	$47.18	$42.28	$45.02	$42.91	$31.45
Income From Investment Operations:
Net investment income[1]	0.49	0.67	0.55	0.43	0.24	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.38)	6.65	4.85	(2.97)	2.80	13.47
TOTAL FROM INVESTMENT OPERATIONS	0.11	7.32	5.40	(2.54)	3.04	13.38
Less Distributions:
Distributions from net investment income	(0.29)	(0.47)	(0.50)	(0.20)	(0.94)	(1.92)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	0.00[2,4]
Net Asset Value, End of period	$53.85	$54.03	$47.18	$42.28	$45.02	$42.91
Total Return[5]	0.21%	15.64%	13.00%	(5.71)%	7.22%[3]	44.73%
Ratios to Average Net Assets:
Net expenses	1.28%[6]	1.64%	1.67%	1.67%[7]	1.91%[7]	1.91%
Net investment income	1.86%[6]	1.34%	1.24%	0.92%	0.56%	(0.22)%
Expense waiver/reimbursement[8]	0.45%[6]	0.41%	0.29%	0.31%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,281	$5,643	$37,967	$33,219	$33,189	$5,262
Portfolio turnover	16%	58%	54%	53%	71%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
5	Based on net asset value, which does not reflect the redemption fee, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.91% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$55.01	$47.98	$43.00	$45.76	$43.42	$31.68
Income From Investment Operations:
Net investment income[1]	0.56	0.73	0.78	0.67	0.46	0.57
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.38)	6.99	4.92	(3.01)	2.95	13.18
TOTAL FROM INVESTMENT OPERATIONS	0.18	7.72	5.70	(2.34)	3.41	13.75
Less Distributions:
Distributions from net investment income	(0.81)	(0.69)	(0.72)	(0.42)	(1.08)	(2.03)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	0.02[4]
Net Asset Value, End of Period	$54.38	$55.01	$47.98	$43.00	$45.76	$43.42
Total Return[5]	0.35%	16.27%	13.56%	(5.24)%	8.03%[3]	45.80%[4]
Ratios to Average Net Assets:
Net expenses	0.98%[6]	1.09%	1.17%	1.17%[7]	1.16%[7]	1.18%
Net investment income	2.11%[6]	1.49%	1.73%	1.38%	1.06%	1.62%
Expense waiver/reimbursement[8]	0.20%[6]	0.13%	0.09%	0.09%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$242,373	$275,579	$193,171	$164,416	$197,682	$133,677
Portfolio turnover	16%	58%	54%	53%	71%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
5	Based on net asset value, which does not reflect the redemption fee, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.17% and 1.16% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
8	The expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$55.05	$51.01
Income From Investment Operations:
Net investment income (loss)[2]	1.08	(0.06)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.93)	4.10
TOTAL FROM INVESTMENT OPERATIONS	0.15	4.04
Less Distributions:
Distributions from net investment income	(0.65)	—
Net Asset Value, End of Period	$54.55	$55.05
Total Return[3]	0.29%	7.92%
Ratios to Average Net Assets:
Net expenses	0.94%[4]	0.94%[4]
Net investment income	4.56%[4]	(0.36)%[4]
Expense waiver/reimbursement[5]	0.22%[4]	—%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,095	$—[6]
Portfolio turnover	16%	58%[7]
1	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $14,402,826 of securities loaned and $15,590,581 of investment in an affiliated holding (Note 5) (identified cost $384,592,131)		$484,344,461
Cash denominated in foreign currencies (identified cost $966,310)		967,551
Income receivable		2,230,808
Receivable for investments sold		481,176
Receivable for shares sold		133,978
Unrealized appreciation on foreign exchange contracts		129,150
Receivable for daily variation margin		31,246
TOTAL ASSETS		488,318,370
Liabilities:
Payable for collateral due to broker for securities lending	$15,462,754
Unrealized depreciation on foreign exchange contracts	879,094
Payable for investments purchased	481,291
Payable for shares redeemed	491,033
Payable for shareholder services fee (Note 5)	43,127
Payable for distribution services fee (Note 5)	31,385
Payable for Directors'/Trustees' fees (Note 5)	90
Accrued expenses (Note 5)	291,530
TOTAL LIABILITIES		17,680,304
Net assets for 8,649,182 shares outstanding		$470,638,066
Net Assets Consists of:
Paid-in capital		$667,312,032
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		99,123,782
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(298,650,554)
Undistributed net investment income		2,852,806
TOTAL NET ASSETS		$470,638,066
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($166,952,531 ÷ 3,063,057 shares outstanding), no par value, unlimited shares authorized	$54.51
Offering price per share (100/94.50 of $54.51)	$57.68
Redemption proceeds per share	$54.51
Class B Shares:
Net asset value per share ($8,379,975 ÷ 153,838 shares outstanding), no par value, unlimited shares authorized	$54.47
Offering price per share	$54.47
Redemption proceeds per share (94.50/100 of $54.47)	$51.47
Class C Shares:
Net asset value per share ($39,555,444 ÷ 729,144 shares outstanding), no par value, unlimited shares authorized	$54.25
Offering price per share	$54.25
Redemption proceeds per share (99.00/100 of $54.25)	$53.71
Class R Shares:
Net asset value per share ($5,281,439 ÷ 98,077 shares outstanding), no par value, unlimited shares authorized	$53.85
Offering price per share	$53.85
Redemption proceeds per share	$53.85
Institutional Shares:
Net asset value per share ($242,373,455 ÷ 4,456,668 shares outstanding), no par value, unlimited shares authorized	$54.38
Offering price per share	$54.38
Redemption proceeds per share	$54.38
Class R6 Shares:
Net asset value per share ($8,095,222 ÷ 148,398 shares outstanding), no par value, unlimited shares authorized	$54.55
Offering price per share	$54.55
Redemption proceeds per share	$54.55
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $5,548 received from affiliated holding (Note 5) and net of foreign taxes withheld of $1,368,477)			$7,778,262
Interest (including income on securities loaned of $204,151)			210,835
TOTAL INCOME			7,989,097
Expenses:
Investment adviser fee (Note 5)		$2,438,786
Administrative fee (Note 5)		211,632
Custodian fees		144,282
Transfer agent fees (Note 2)		339,013
Directors'/Trustees' fees (Note 5)		2,135
Auditing fees		12,882
Legal fees		4,625
Distribution services fee (Note 5)		199,462
Shareholder services fee (Note 5)		343,402
Account administration fee (Note 2)		3,505
Portfolio accounting fees		73,552
Share registration costs		41,076
Printing and postage		36,706
Miscellaneous (Note 5)		9,047
TOTAL EXPENSES		3,860,105
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(525,036)
Waiver of distribution services fee (Note 5)	(6,768)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(32,820)
TOTAL WAIVERS AND REIMBURSEMENTS		(564,624)
Net expenses			3,295,481
Net investment income			4,693,616
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			30,975,553
Net realized gain on futures contracts			833,041
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(40,972,863)
Net change in unrealized depreciation of futures contracts			137,431
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(9,026,838)
Change in net assets resulting from operations			$(4,333,222)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,693,616	$7,445,669
Net realized gain on investments, futures contracts and foreign currency transactions	31,808,594	25,418,371
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(40,835,432)	56,289,593
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,333,222)	89,153,633
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,435,562)	(2,877,767)
Class B Shares	(30,219)	(21,744)
Class C Shares	(184,334)	(132,745)
Class R Shares	(30,795)	(377,484)
Institutional Shares	(3,992,690)	(2,941,760)
Class R6 Shares	(1)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,673,601)	(6,351,500)
Share Transactions:
Proceeds from sale of shares	58,535,749	208,112,411
Net asset value of shares issued to shareholders in payment of distributions declared	5,715,934	4,874,385
Cost of shares redeemed	(213,456,002)	(211,959,255)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(149,204,319)	1,027,541
Change in net assets	(161,211,142)	83,829,674
Net Assets:
Beginning of period	631,849,208	548,019,534
End of period (including undistributed net investment income of $2,852,806 and $5,832,791, respectively)	$470,638,066	$631,849,208
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value. The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear account administration fees, distribution services fees, shareholder services fees, and certain transfer agent fees unique to those classes.
For the six months ended May 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$176,864	$(18,748)	$3,423
Class B Shares	12,837	(4,992)	—
Class C Shares	34,635	(119)	82
Class R Shares	3,435	—	—
Institutional Shares	110,411	(8,961)	—
Class R6 Shares	831	—	—
TOTAL	$339,013	$(32,820)	$3,505
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $752,636 and $1,294,167, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $16,106,858. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2014, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$14,402,826	$15,462,754
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$129,150	Unrealized depreciation on foreign exchange contracts	$879,094
Equity contracts	Receivable for daily variation margin	104,583*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$233,733		$879,094
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$833,041	$—	$833,041
Foreign exchange contracts	—	2,979,033	2,979,033
TOTAL	$833,041	$2,979,033	$3,812,074

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$137,431	$—	$137,431
Foreign exchange contracts	—	(4,282,616)	(4,282,616)
TOTAL	$137,431	$(4,282,616)	$(4,145,185)
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	228,150	$12,086,608	1,569,642	$79,908,898
Shares issued to shareholders in payment of distributions declared	57,384	3,093,594	56,161	2,772,650
Shares redeemed	(2,606,482)	(137,032,515)	(1,716,572)	(87,427,578)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,320,948)	$(121,852,313)	(90,769)	$(4,746,030)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,215	$224,072	17,829	$912,555
Shares issued to shareholders in payment of distributions declared	525	28,357	405	20,050
Shares redeemed	(24,083)	(1,273,979)	(66,822)	(3,389,486)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(19,343)	$(1,021,550)	(48,588)	$(2,456,881)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	37,840	$1,995,934	128,584	$6,510,104
Shares issued to shareholders in payment of distributions declared	2,964	159,530	2,343	115,533
Shares redeemed	(131,830)	(6,943,160)	(222,993)	(11,255,883)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(91,026)	$(4,787,696)	(92,066)	$(4,630,246)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	17,438	$912,180	88,501	$4,406,671
Shares issued to shareholders in payment of distributions declared	572	30,483	7,763	376,953
Shares redeemed	(24,380)	(1,276,739)	(796,538)	(40,048,712)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,370)	$(334,076)	(700,274)	$(35,265,088)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	654,846	$34,620,558	2,305,886	$116,374,083
Shares issued to shareholders in payment of distributions declared	44,750	2,403,970	32,307	1,589,199
Shares redeemed	(1,252,963)	(66,096,453)	(1,353,975)	(69,837,596)
NET CHANGE RESULTING FROM CLASS INSTITUTIONAL SHARE TRANSACTIONS	(553,367)	$(29,071,925)	984,218	$48,125,686

	Six Months Ended 5/31/2014		Period Ended 11/30/2013[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	164,258	$8,696,397	2	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(15,862)	(833,156)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	148,396	$7,863,241	2	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,842,658)	$(149,204,319)	52,523	$1,027,541
1	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $384,592,131. The net unrealized appreciation of investments for federal tax purposes excluding: any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $99,752,330. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $105,473,569 and net unrealized depreciation from investments for those securities having an excess of cost over value $5,721,239.
Semi-Annual Shareholder Report

At November 30, 2013, the Fund had a capital loss carryforward of $326,879,898 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$76,397,253	NA	$76,397,253
2017	$250,482,645	NA	$250,482,645
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 1.00% of the Fund's average daily net asset. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $502,298 of its fee and waived $32,820 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$32,687	$—
Class C Shares	153,240	—
Class R Shares	13,535	(6,768)
TOTAL	$199,462	$(6,768)
For the six months ended May 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC retained $21,639 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $5,481 in sales charges from the sale of Class A Shares. FSC also retained $6,830 of CDSC relating to redemptions of Class B Shares and $2,051 relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $643 of Service Fees for the six months ended May 31, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$281,508
Class B Shares	10,896
Class C Shares	50,998
TOTAL	$343,402
For the six months ended May 31, 2014, FSSC received $9,245 of Service Fees paid by the Fund.
Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 1.45%, 0.98% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $22,738. Transactions involving the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	6,638,708
Purchases/Additions	152,185,985
Sales/Reductions	(143,234,112)
Balance of Shares Held 5/31/2014	15,590,581
Value	$15,590,581
Dividend Income	$5,548
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$84,970,820
Sales	$232,792,625
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.10	$6.44
Class B Shares	$1,000	$998.10	$10.36
Class C Shares	$1,000	$998.20	$10.31
Class R Shares	$1,000	$1,002.10	$6.39[2]
Institutional Shares	$1,000	$1,003.50	$4.90
Class R6 Shares	$1,000	$1,002.90	$4.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.49
Class B Shares	$1,000	$1,014.56	$10.45
Class C Shares	$1,000	$1,014.61	$10.40
Class R Shares	$1,000	$1,018.55	$6.44[2]
Institutional Shares	$1,000	$1,020.04	$4.94
Class R6 Shares	$1,000	$1,020.24	$4.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.29%
Class B Shares	2.08%
Class C Shares	2.07%
Class R Shares	1.28%
Institutional Shares	0.98%
Class R6 Shares	0.94%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $7.24 and $7.29, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated InterContinental Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172479
CUSIP 314172461
CUSIP 314172164
38765 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	37.6%
Canada	16.0%
Switzerland	9.9%
Australia	8.7%
France	6.0%
Norway	5.4%
Sweden	4.8%
Italy	3.4%
Singapore	2.9%
Brazil	2.0%
Germany	1.5%
Cash Equivalents[2]	1.2%
Derivative Contracts[3]	0.0%
Other Assets and Liabilities—Net[4]	0.6%
TOTAL	100.0%
At May 31, 2014, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	21.9%
Energy	20.2%
Financials	17.0%
Consumer Staples	17.0%
Health Care	9.9%
Utilities	8.4%
Consumer Discretionary	3.8%
Cash Equivalents[2]	1.2%
Derivative Contracts[3]	0.0%
Other Assets and Liabilities—Net[4]	0.6%
TOTAL	100.0%
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1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2014 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.2%
	Banks—15.4%
330,800	Australia & New Zealand Banking Group, Melbourne	$10,302,064
244,100	Bank of Montreal	17,172,321
227,200	Canadian Imperial Bank of Commerce	20,044,225
2,284,000	HSBC Holdings PLC	24,072,406
485,000	National Australia Bank Ltd., Melbourne	15,104,854
200,000	Svenska Handelsbanken AB, Class A	10,173,584
591,100	Swedbank AB, Class A	15,732,734
409,000	Westpac Banking Corp. Ltd., Sydney	13,090,087
	TOTAL	125,692,275
	Energy—20.2%
1,849,000	BP PLC	15,572,546
661,800	Crescent Point Energy Corp.	27,129,955
1,075,600	ENI SpA	27,421,737
585,545	Royal Dutch Shell PLC, Class B	23,896,949
854,705	Statoil ASA	26,158,556
376,906	Total S.A.	26,465,652
268,000	Vermilion Energy Inc.	18,097,353
	TOTAL	164,742,748
	Food & Staples Retailing—1.1%
252,600	Woolworth's Ltd.	8,816,952
	Food Beverage & Tobacco—15.9%
559,115	British American Tobacco PLC	33,875,675
744,155	Imperial Tobacco Group PLC	33,678,187
356,227	Nestle S.A.	27,979,120
762,849	Unilever PLC	34,271,801
	TOTAL	129,804,783
	Insurance—1.6%
56,575	Muenchener Rueckversicherungs-Gesellschaft AG	12,539,255
	Media—3.8%
615,000	Pearson PLC	12,068,483
767,700	Shaw Communications, Inc., Class B	19,109,308
	TOTAL	31,177,791
	Pharmaceuticals Biotechnology & Life Sciences—9.9%
1,102,643	GlaxoSmithKline PLC	29,620,249
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals Biotechnology & Life Sciences—continued
181,100		Novartis AG	$16,272,291
41,900		Roche Holding AG	12,362,051
209,453		Sanofi - Aventis	22,441,883
		TOTAL	80,696,474
		Telecommunication Services—21.9%
342,000		BCE, Inc.	15,720,077
329,500		Rogers Communications, Inc., Class B	13,316,139
7,521,385		Singapore Telecom Ltd.	23,399,322
39,820		Swisscom AG	23,732,136
824,950		Telef Brasil, ADR	16,589,744
754,000		Telenor ASA	17,913,763
1,727,000		TeliaSonera AB	12,801,669
4,743,515		Telstra Corp. Ltd.	23,592,661
8,988,818		Vodafone Group PLC	31,542,658
		TOTAL	178,608,169
		Utilities—8.4%
3,271,000		Centrica PLC	18,409,017
855,167		National Grid PLC	12,772,575
485,700		Scottish & Southern Energy PLC	12,704,932
1,660,770		United Utilities Group PLC	24,175,577
		TOTAL	68,062,101
		TOTAL COMMON STOCKS (IDENTIFIED COST $707,625,418)	800,140,548
		INVESTMENT COMPANY—1.2%
10,002,686	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	10,002,686
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $717,628,104)[3]	810,143,234
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	5,007,087
		TOTAL NET ASSETS—100%	$815,150,321
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At May 31, 2014, the Fund had the following outstanding Foreign Exchange Contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2014	2,401,806 EUR	$3,263,945	$10,099
6/3/2014	2,193,000 CAD	$2,023,205	$(849)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$9,250
Net Unrealized Appreciation on Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$4.21	$3.88	$3.61	$3.47	$3.64	$3.05
Income From Investment Operations:
Net investment income[1]	0.14	0.15	0.16	0.17	0.17	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	0.32	0.24	0.12	(0.20)	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.47	0.40	0.29	(0.03)	0.76
Less Distributions:
Distributions from net investment income	(0.15)	(0.14)	(0.13)	(0.15)	(0.14)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.14)	(0.13)	(0.15)	(0.14)	(0.17)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Net Asset Value, End of Period	$4.51	$4.21	$3.88	$3.61	$3.47	$3.64
Total Return[3]	10.84%	12.25%	11.37%	8.52%	(0.68)%	25.86%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.04%	1.00%[4]	1.00%[4]	0.99%
Net investment income	6.68%	3.70%	4.34%	4.55%	4.90%	2.38%
Expense waiver/reimbursement[5]	0.14%	0.18%	0.38%	1.25%	2.56%	9.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$321,073	$263,210	$110,082	$38,968	$19,060	$1,083
Portfolio turnover	10%	14%	26%	38%	23%	31%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$4.19	$3.86	$3.60	$3.46	$3.63	$3.05
Income From Investment Operations:
Net investment income[1]	0.12	0.12	0.13	0.15	0.13	0.09
Net realized and unrealized gain (loss) on investments, and foreign currency transactions	0.31	0.32	0.23	0.12	(0.19)	0.63
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.44	0.36	0.27	(0.06)	0.72
Less Distributions:
Distributions from net investment income	(0.13)	(0.11)	(0.10)	(0.13)	(0.11)	(0.14)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.11)	(0.10)	(0.13)	(0.11)	(0.14)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Net Asset Value, End of Period	$4.49	$4.19	$3.86	$3.60	$3.46	$3.63
Total Return[3]	10.49%	11.57%	10.29%	7.76%	(1.43)%	24.33%
Ratios to Average Net Assets:
Net expenses	1.85%	1.85%	1.79%	1.75%[4]	1.74%[4]	1.75%
Net investment income	6.01%	3.00%	3.56%	3.94%	3.72%	2.82%
Expense waiver/reimbursement[5]	0.14%	0.18%	0.37%	1.25%	3.01%	10.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,856	$77,421	$23,155	$6,130	$3,022	$1,241
Portfolio turnover	10%	14%	26%	38%	23%	31%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.75%, and 1.74% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$4.22	$3.88	$3.61	$3.47	$3.64	$3.05
Income From Investment Operations:
Net investment income[1]	0.15	0.16	0.17	0.17	0.17	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	0.33	0.24	0.13	(0.19)	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.49	0.41	0.30	(0.02)	0.76
Less Distributions:
Distributions from net investment income	(0.15)	(0.15)	(0.14)	(0.16)	(0.15)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.15)	(0.14)	(0.16)	(0.15)	(0.17)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Net Asset Value, End of Period	$4.51	$4.22	$3.88	$3.61	$3.47	$3.64
Total Return[3]	10.71%	12.78%	11.66%	8.75%	(0.47)%	25.97%
Ratios to Average Net Assets:
Net expenses	0.85%	0.85%	0.79%	0.75%[4]	0.75%[4]	0.74%
Net investment income	6.86%	4.02%	4.55%	4.80%	4.80%	3.28%
Expense waiver/reimbursement[5]	0.14%	0.18%	0.37%	1.23%	3.05%	10.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$387,222	$323,386	$134,463	$37,527	$13,644	$8,592
Portfolio turnover	10%	14%	26%	38%	23%	31%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the redemption fee if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.75% and 0.75% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $10,002,686 of investment in an affiliated holding (Note 5) (identified cost $717,628,104)		$810,143,234
Cash denominated in foreign currencies (identified cost $1,724,906)		1,724,268
Receivable for shares sold		5,129,659
Income receivable		4,178,511
Unrealized appreciation on foreign exchange contracts		10,099
TOTAL ASSETS		821,185,771
Liabilities:
Unrealized depreciation on foreign exchange contracts	$849
Payable for investments purchased	5,296,547
Payable for shares redeemed	490,955
Payable for shareholder services fee (Note 5)	83,670
Payable for distribution services fee (Note 5)	65,362
Accrued expenses (Note 5)	98,067
TOTAL LIABILITIES		6,035,450
Net assets for 180,761,421 shares outstanding		$815,150,321
Net Assets Consists of:
Paid-in capital		$716,970,756
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		92,506,906
Accumulated net realized gain on investments and foreign currency transactions		3,922,120
Undistributed net investment income		1,750,539
TOTAL NET ASSETS		$815,150,321
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($321,072,819 ÷ 71,185,292 shares outstanding), no par value, unlimited shares authorized	$4.51
Offering price per share (100/94.50 of $4.51)	$4.77
Redemption proceeds per share	$4.51
Class C Shares:
Net asset value per share ($106,855,787 ÷ 23,798,365 shares outstanding), no par value, unlimited shares authorized	$4.49
Offering price per share	$4.49
Redemption proceeds per share (99.00/100 of $4.49)	$4.45
Institutional Shares:
Net asset value per share ($387,221,715 ÷ 85,777,764 shares outstanding), no par value, unlimited shares authorized	$4.51
Offering price per share	$4.51
Redemption proceeds per share	$4.51
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $2,099 received from affiliated holding (Note 5) and net of foreign taxes withheld of $2,051,050)			$27,577,789
Expenses:
Investment adviser fee (Note 5)		$2,665,178
Administrative fee (Note 5)		277,534
Custodian fees		45,823
Transfer agent fee		350,456
Directors'/Trustees' fees (Note 5)		2,338
Auditing fees		14,627
Legal fees		4,456
Distribution services fee (Note 5)		332,923
Shareholder services fee (Note 5)		462,413
Portfolio accounting fees		66,798
Share registration costs		47,427
Printing and postage		26,784
Miscellaneous (Note 5)		5,644
TOTAL EXPENSES		4,302,401
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(469,118)
Waiver of distribution services fee	(400)
TOTAL WAIVERS AND REIMBURSEMENT		(469,518)
Net expenses			3,832,883
Net investment income			23,744,906
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,588,070
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			46,552,948
Net realized and unrealized gain on investments and foreign currency transactions			51,141,018
Change in net assets resulting from operations			$74,885,924
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,744,906	$17,412,283
Net realized gain (loss) on investments and foreign currency transactions	4,588,070	(775,208)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	46,552,948	35,003,739
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	74,885,924	51,640,814
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,692,010)	(5,917,210)
Class C Shares	(2,779,093)	(1,275,497)
Institutional Shares	(12,080,650)	(8,012,608)
Distributions from net realized gain on investments
Class A Shares	(123,999)	(49,405)
Class C Shares	(37,817)	(10,610)
Institutional Shares	(153,024)	(59,383)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,866,593)	(15,324,713)
Share Transactions:
Proceeds from sale of shares	198,673,278	456,322,386
Net asset value of shares issued to shareholders in payment of distributions declared	22,223,481	13,631,621
Cost of shares redeemed	(119,783,062)	(109,953,592)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	101,113,697	360,000,415
Change in net assets	151,133,028	396,316,516
Net Assets:
Beginning of period	664,017,293	267,700,777
End of period (including undistributed net investment income of $1,750,539 and $2,557,386, respectively)	$815,150,321	$664,017,293
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability
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of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or terminations. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $23,271 and $11,820, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$10,099	Unrealized depreciation on foreign exchange contracts	$849
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$53,295

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$9,250
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,686,652	$71,588,052	44,823,268	$181,831,024
Shares issued to shareholders in payment of distributions declared	2,177,888	9,399,292	1,404,359	5,708,426
Shares redeemed	(10,166,351)	(43,267,207)	(12,141,017)	(49,657,407)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,698,189	$37,720,137	34,086,610	$137,882,043

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,948,440	$25,420,287	13,423,087	$54,503,154
Shares issued to shareholders in payment of distributions declared	586,103	2,520,133	288,365	1,170,342
Shares redeemed	(1,194,586)	(5,087,165)	(1,246,997)	(5,047,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,339,957	$22,853,255	12,464,455	$50,626,197

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,773,495	$101,664,938	54,003,449	$219,988,208
Shares issued to shareholders in payment of distributions declared	2,387,726	10,304,056	1,657,679	6,752,853
Shares redeemed	(17,096,943)	(71,428,689)	(13,616,216)	(55,248,886)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,064,278	$40,540,305	42,044,912	$171,492,175
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,102,424	$101,113,697	88,595,977	$360,000,415
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $717,628,104. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $92,515,130. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $102,367,604 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,852,474.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $465,283 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$332,923	$400
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC retained $192,091 of fees paid by the Fund. For the six months ended May 31, 2014 the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $91,519 in sales charges from the sale of Class A Shares. FSC also retained $6,779 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$351,439
Class C Shares	110,974
TOTAL	$462,413
For the six months ended May 31, 2014, FSSC received $3,259 of Service Fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
Transactions with Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $3,835. Transactions involving the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	4,362,161
Purchases/Additions	108,893,147
Sales/Reductions	(103,252,622)
Balance of Shares Held 5/31/2014	10,002,686
Value	$10,002,686
Dividend Income	$2,099
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$162,565,688
Sales	$68,320,114
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,108.40	$5.78
Class C Shares	$1,000	$1,104.90	$9.71
Institutional Shares	$1,000	$1,107.10	$4.47
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.45	$5.54
Class C Shares	$1,000	$1,015.71	$9.30
Institutional Shares	$1,000	$1,020.69	$4.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Class C Shares	1.85%
Institutional Shares	0.85%
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Evaluation and Approval of Advisory Contract–May 2014
Federated International Strategic Value Dividend Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
40776 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014